Annual Total Returns (Bar Chart) (Invesco Moderate Growth Allocation Fund, Class Institutional, Invesco Moderate Growth Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderate Growth Allocation Fund | Class Institutional, Invesco Moderate Growth Allocation Fund
Annual Total Returns
'06	15.17%
'07	7.50%
'08	(36.55%)
'09	30.85%
'10	13.12%